Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 74,436	$ 11,297	¥ 69,548	¥ 56,134